CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
OTHER INCOME (LOSS)
Interest	$ 127	$ 12,614	$ 432	$ 13,844	$ 375,285
Litigation settlement	0	0	0	0	1,891,035
Gain on sale of marketable securities	0	0	0	7,373	1,021,692
Loss on impairment of marketable securities	0	0	0	0	(433,973)
Gain on sale of equipment	0	0	0	0	1,978,105
Gain on sale of subsidiaries	0	0	0	0	474,577
Gain on settlement of debt	0	0	0	0	8,090,399
Foreign currency (loss) gain	(23,250)	(8,476)	5,679	(7,163)	(43,168)
Net OTHER INCOME (LOSS)	(23,123)	4,138	6,111	14,054	13,353,952
EXPENSES
Corporate general and administrative	963,367	2,032,392	1,726,840	4,360,535	18,401,959
Exploration	362,910	266,866	614,724	552,263	2,846,373
Legal and accounting	98,778	496,591	328,622	597,979	2,784,165
Venezuelan operations	43,129	129,780	106,936	416,329	3,572,227
Arbitration (Note 3)	1,122,864	179,684	1,561,531	2,866,863	17,927,266
Equipment holding costs	200,995	203,879	411,030	560,411	4,685,065
Write-down of machinery and equipment	0	0	0	0	4,471,921
Total EXPENSES	2,792,043	3,309,192	4,749,683	9,354,380	54,688,976
Loss before interest expense	(2,815,166)	(3,305,054)	(4,743,572)	(9,340,326)	(41,335,024)
Interest expense	(1,304,400)	(1,602,615)	(2,583,091)	(3,289,322)	(21,266,263)
Net loss for the period	$ (4,119,566)	$ (4,907,669)	$ (7,326,663)	$ (12,629,648)	$ (62,601,287)
Net loss per share, basic and diluted	$ (0.06)	$ (0.08)	$ (0.10)	$ (0.21)
Weighted average common shares outstanding	73,486,195	60,281,104	73,113,722	60,148,164